FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. The Company did not have any transfers between fair value measurements levels in the year ended December 31, 2021.

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2021 and 2020, by level within the fair value hierarchy:

	December 31, 2021
Description:	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$125,064	$—	$—	$125,064

Total Assets	$125,064	$—	$—	$125,064

Liabilities:
Warrant Liability – Public Warrants	$(8,963)	$—	$—	$(8,963)
Warrant Liability – Private Warrants	—	—	(22,264)	(22,264)

Total Liabilities	$(8,963)	$—	$(22,264)	$(31,227)

	December 31, 2020
Description:	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$10	$—	$—	$10

Total Assets	$10	$—	$—	$10

The following table presents the changes in the fair value of Warrants liability:

Input	Private Warrants	Public Warrants	Total Warrants

Initial measurement on June 29, 2021	$39,143	$14,740	$53,883
Change in fair value	(16,879)	(5,777)	(22,656)
Fair value as of December 31, 2021	$22,264	$8,963	$31,227